Revenues	9 Months Ended
Sep. 30, 2016
Notes To Consolidated Financial Statements
Time Charter And Voyage Revenue	8. Revenues Revenues are comprised of the following:
	Nine Months Ended
	September 30,
	2015	2016
Time charter revenue	$88,881	$75,300
Ballast bonus	8,871	2,370
Other income	3,425	3,345
Total	$101,177	$81,015